VARIABLE INTEREST ENTITIES ("VIEs") - Summary of Bareboat Charters (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
2024	$ 1,462
2025	1,578
2026	1,491
2027	1,415
2028	1,397
CSSC entity | Variable interest entity, primary beneficiary | FLNG Hilli
Variable Interest Entity [Line Items]
2024	82,389
2025	79,478
2026	76,567
2027	73,739
2028	70,745
2029+	$ 286,272